Debt and Other Financing - Legacy BlackSky Class A Common Stock Schedule (Details) shares in Thousands	12 Months Ended
Dec. 31, 2021 shares
Debt Conversion [Line Items]
Legacy BlackSky Class A Common Stock (in shares)	20,343
Legacy BlackSky Class A Common Stock Warrants (in shares)	3,924
Issued to SVB guarantors
Debt Conversion [Line Items]
Legacy BlackSky Class A Common Stock (in shares)	8,485
Legacy BlackSky Class A Common Stock Warrants (in shares)	0
Issued in connection with the initial tranche of Bridge Notes
Debt Conversion [Line Items]
Legacy BlackSky Class A Common Stock (in shares)	11,544
Legacy BlackSky Class A Common Stock Warrants (in shares)	3,873
Issued as incentive shares and as incentive warrants, in connection with the Rights Offering
Debt Conversion [Line Items]
Legacy BlackSky Class A Common Stock (in shares)	314
Legacy BlackSky Class A Common Stock Warrants (in shares)	51